Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000243427 | 922908769 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000243427 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000243427 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000243427 | 922908637 | Vanguard Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243427 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243427 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000243427 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243428 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000243428 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243428 | 464287671 | iShares Core S&P U.S. Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000243428 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243428 | 922908595 | Vanguard Small-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243428 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000243428 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243429 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000243429 | 46429B747 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000243429 | 46434V878 | BlackRock Ultra Short-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243429 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243429 | 46138G888 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243429 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243429 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243429 | 921937827 | Vanguard Short-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243429 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000243429 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000243430 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000243430 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000243430 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000243430 | 025072349 | Avantis US Large Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243430 | 921910840 | Vanguard Mega Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243430 | 922908611 | Vanguard Small-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243430 | 922908512 | Vanguard Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000243430 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000243430 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%